Capital Structure (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 23, 2023	Dec. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares, authorized		100,000			100,000		100,000	100,000
Preferred stock par, value		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares, issued		0			0		0	0
Preferred stock shares, outstanding		0			0		0	0
Common stock shares, authorized		250,000,000			100,000,000		250,000,000	250,000,000
Common stock, par value		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock shares, Issued		45,634,154			75,176,604		62,640,314	45,634,154
Common stock shares, outstanding		45,634,154			75,176,604		62,640,314	45,634,154
Shares issued in private placement for cash					9,038,650		8,130,837
Shares issued in private placement for cash, value					$ 4,971,971		$ 10,625,519
Shares issued for services							2,727,436
Shares issued for services, value					959,250	$ 614,500	$ 4,077,050	$ 677,925
Shares issued for employee bonuses							750,000
Shares issued for employee bonuses, value							$ 1,043,250
Issuance of stock, shares							153,000
Issuance of stock, value							$ 76,000
Shares issued for Warrant conversions, shares							2,996,127
Shares issued for warrant conversions, value						3,792,215	$ 3,962,714
Convertible debt conversion into common shares, shares							2,248,760
Shares issued from stock in connection with extinguishment of convertible notes, value							$ 1,802,434
Issuance of stock, shares								300,000
Issuance of stock, value							358,543	$ 3,450,675
Shares due for bonus					347,500
Private placement					4,971,971
Common stock payable		$ 725,230			1,944,776		1,997,936	$ 725,230
Warrant price per share		$ 2.79						$ 2.79
Stock-based compensation					$ 959,250	$ 662,900	$ 5,120,300	$ 1,118,155
Private Investment in Public Equity and IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for purchase of warrants			10,266,845
Shares issued for purchase of warrants, value			$ 8,887,837
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued in private placement for cash							8,130,837
Shares issued in private placement for cash, value							$ 8,131
Shares issued for services					1,570,000	450,000	2,727,436	1,675,000
Shares issued for services, value					$ 1,570	$ 450	$ 2,727	$ 1,675
Shares issued for employee bonuses							750,000
Shares issued for employee bonuses, value							$ 750
Issuance of stock, shares							153,000
Issuance of stock, value							$ 153
Shares issued for Warrant conversions, shares					3,586,119	2,774,119	2,996,127
Shares issued for warrant conversions, value						$ 2,774	$ 2,996
Convertible debt conversion into common shares, shares						262,000	2,248,760
Shares issued from stock in connection with extinguishment of convertible notes, value						$ 262	$ 2,249
Issuance of stock, shares					1,927,640		625,000	4,315,787
Issuance of stock, value					$ 809,608		$ 756,250	$ 4,316
Shares due for bonus
Private placement					9,039
Number of shares issued for convertible promissory note		537,634
Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued in private placement for cash, value
Shares issued for services, value					(756,250)		642,750
Shares issued for employee bonuses, value
Issuance of stock, value
Shares issued for warrant conversions, value
Shares issued from stock in connection with extinguishment of convertible notes, value						$ (245,044)	(245,044)
Issuance of stock, value
Shares due for bonus					347,500
Private placement					1,165,198
Common stock payable					$ 1,944,776		$ 1,997,936
Common Stock Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, shares								300,000
Issuance of stock, value									$ 192,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services					500,000
Convertible debt conversion into common shares, shares			1,200,000
Shares issued from stock in connection with extinguishment of convertible notes, value			$ 1,118,400
Warrant price per share							$ 1.40
Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for convertible promissory note amount		$ 500,000
Number of shares issued for convertible promissory note		537,634
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services					1,715,500
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services								1,675,000
Stock-based compensation								$ 677,925
Consulting Agreement [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services					1,570,000
Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, shares							625,000
Issuance of stock, value							$ 756,250
Issuance of stock, shares							1,594,097
Issuance of stock, value							$ 875,000
RD Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.001
Issuance of stock, shares	4,315,787
Shares issued price per share	$ 0.70
Gross proceeds from offering	$ 4,100,000
Warrant price per share	$ 0.95
Net proceeds issuance of public offering	$ 3,450,675
Consulting Agreement One [Member] | Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares not issued for stock payable								450,000
Consulting Agreement Two [Member] | Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, shares								440,230
Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted common shares issued				5,000,000
Two Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, value								$ 192,000
Fair value of shares issued for inducement								326,730
Three Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of shares issued for inducement								$ 113,500